UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Capital	Retained earnings	Ownership changes	Accumulated other comprehensive income (loss) [1]	Brookfield Business Partners (3) [2]	Non-controlling interests
Beginning balance at Dec. 31, 2021		$ 1,136	$ 159	$ (712)	$ 445	$ (408)	$ (516)	$ 1,652
Net income (loss)		887		625			625	262
Other comprehensive income		153				46	46	107
Total comprehensive income (loss)		1,040		625		46	671	369
Contributions		12	7				7	5
Distributions		(831)		(81)			(81)	(750)
Ownership changes		(25)			(25)		(25)
Special distribution	[3]		571		(571)
Ending balance at Jun. 30, 2022		1,332	737	(168)	(151)	(362)	56	1,276
Beginning balance at Dec. 31, 2022		4,071	737	118	(161)	(335)	359	3,712
Net income (loss)		(27)		(32)			(32)	5
Other comprehensive income		33				8	8	25
Total comprehensive income (loss)		6		(32)		8	(24)	30
Contributions		478						478
Distributions		(944)						(944)
Ownership changes		89			(8)		(8)	97
Ending balance at Jun. 30, 2023		$ 3,700	$ 737	$ 86	$ (169)	$ (327)	$ 327	$ 3,373

[1]	See Note 18 for additional information.
[2]	Comprehensive income is attributable to Brookfield Business Partners both prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by the company. See Note 1(b) for further details.
[3]	See Note 1(b) for additional information.(3)Comprehensive income is attributable to Brookfield Business Partners both prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by the company. See Note 1(b) for further details.